Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 3,870,000	$ 1,200,000	$ 240,000	$ 5,310,000
Aley
Total		60,000		60,000
Florence Copper
Total	130,000	100,000	$ 240,000	470,000
Gibraltar
Total	3,690,000	980,000		4,670,000
Yellowhead
Total	$ 50,000	$ 60,000		$ 110,000